Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Significant Accounting Policies
Summary of the reclassifications

	As reported		As previously reported		Reclassification
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2012	2011	2012	2011	2012	2011
	(in thousands)
Net interest expense:
Interest income	$6,354	$1,532	$6,354	$1,532	$—	$—
Interest expense	7,879	1,875	—	—	7,879	1,875

	$(1,525)	$(343)	$6,354	$1,532	$7,879	$1,875